Revenues and Loyalty Programs (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Summary of Disaggregated Revenue by Source
The following table represents the Company’s disaggregated revenue by source, due to the Company’s contracts with its customers, for the years ended December 31, 2022 and 2021:

($ in thousands)	2022	2021
Wholesale	$367,222	$414,908
Dispensary	475,459	406,774
Total Revenues	$842,681	$821,682